UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  JUNE 30, 2000
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      AFA MANAGEMENT PARTNERS, L.P.
           --------------------------------------------------
Address:   289 GREENWICH AVENUE, 2ND FLOOR
           --------------------------------------------------
           GREENWICH, CT 06902
           --------------------------------------------------


Form 13F File Number:    -
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      KEVIN S. AARONS
           --------------------------------------------------
Title:     CHIEF FINANCIAL OFFICER
           --------------------------------------------------
Phone:     (203) 422-2160
           --------------------------------------------------

Signature, Place, and Date of Signing:

/S/ Kevin S. Aarons  Greenwich, Connecticut  August 11, 2000
---------------------   ------------------       ----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






































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                       Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        40
                                               -------------

Form 13F Information Table Value Total:        $217,275
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report
is filed, other than the manager filing this report.     NONE






















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

                                                  Form 13F INFORMATION TABLE


          COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4    COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
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                                  TITLE OF                 VALUE     SHRS OR SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
    NAME OF ISSUER                 CLASS       CUSIP     (x$1000)    PRN AMT PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
--------------------------------- ----------- --------- -------- -------- --- ---- ---------- -------- -------- -------- ---------
ACTV, Inc                          COM       00088E104       3,058      204,730            YES       NO      X
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Adelphia Comm                      COM       006848105       2,697       57,536            YES       NO      X
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Allegiance Telecom                 COM       01747T102       2,528       39,500            YES       NO      X
----------------------------------------------------------------------------------------------------------------------------------
American Tower Corp.               COM       029912201       7,134      171,125            YES       NO      X
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AMFM Inc.                          COM       001693100       2,981       43,210            YES       NO      X
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AT&T Corp Liberty Media Group      CL A      001957208      21,897      902,958             YES      NO      X
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Bellsouth Corp.                    COM       079860102       2,152       50,484             YES      NO      X
----------------------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp           CL A      12686C109       8,491      125,096             YES      NO      X
----------------------------------------------------------------------------------------------------------------------------------
Charter Communications             COM       16117M107       3,931      239,150             YES      NO      X
----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.                COM       17275R102       4,139       65,110             YES      NO      X
----------------------------------------------------------------------------------------------------------------------------------
CMGI Inc                           COM       125750109       8,306      181,300             YES      NO      X
----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp                       CL A      200300101       2,765       71,117             YES      NO      X
----------------------------------------------------------------------------------------------------------------------------------
Comcast CP                     CL A Special  200300200      13,248      327,119             YES      NO      X
----------------------------------------------------------------------------------------------------------------------------------
EpicEdge                           COM       29426X102       9,200      400,000             YES      NO      X
----------------------------------------------------------------------------------------------------------------------------------
Exodus                             COM       302088109       5,951      129,200             YES      NO      X
----------------------------------------------------------------------------------------------------------------------------------
Gannett Inc                        COM       364730101       2,011       33,629             YES      NO      X
----------------------------------------------------------------------------------------------------------------------------------
Global Crossing Limited            COM       G3921A100       5,420      206,000             YES      NO      X
----------------------------------------------------------------------------------------------------------------------------------
Harcourt General                   COM       41163G101       4,351       80,022             YES      NO      X
----------------------------------------------------------------------------------------------------------------------------------
Infinity Broadcasting Corp.        COM       45662S102       1,709       46,896             YES      NO      X
----------------------------------------------------------------------------------------------------------------------------------
Internet Cap Inc                   COM       46059C106       3,194       86,300             YES      NO      X
----------------------------------------------------------------------------------------------------------------------------------
Interworld Corp                    COM       46114Q108       2,163      105,500             YES      NO      X
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ITC Deltacom, Inc                  COM       45031T104       3,150      141,195             YES      NO      X
----------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications             COM       52729N100       4,565       51,878             YES      NO      X
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Liberty Digital Inc                COM       530436104       3,081      102,690             YES      NO      X
----------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies Inc            COM       549463107       7,883      133,047             YES      NO      X
----------------------------------------------------------------------------------------------------------------------------------
Lycos Inc                          COM       550818108       3,243       60,058             YES      NO      X
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NTL Inc                            COM       629407107       2,055       34,320             YES      NO      X
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Sun Microsystems Inc               COM       866810104       3,074       33,800             YES      NO      X
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Terayon Communication              COM       880775101      21,396      333,086             YES      NO      X
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Time Warner                        COM       887315109      11,780      155,000             YES      NO      X
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TV Guide                           CL A      87307Q109       3,494      102,000             YES      NO      X
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UGO Networks                       COM       903991222         500       87,719             YES      NO      X
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United Global Com                  COM       913247508       3,647       78,000             YES      NO      X
----------------------------------------------------------------------------------------------------------------------------------
Univision Communications           COM       914906102       2,588       25,000             YES      NO      X
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Viatel                             COM       925529208       5,426      189,980             YES      NO      X
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Visible World Inc                  COM       929990463       2,268    2,273,000             YES      NO      X
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Vodaphone Air Touch                COM       92857T107       7,097      171,280             YES      NO      X
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Watchpoint Media                   COM       941107203         300      150,000             YES      NO      X
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Winstar Communications             COM       975515107      10,538      311,075             YES      NO      X
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XM Satellite Radio Holdings        COM       983759101       3,864      103,200             YES      NO      X
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